Related Party Transactions and Balances	12 Months Ended
Sep. 30, 2024
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

15. RELATED PARTY TRANSACTIONS AND BALANCES

The following is a list of related parties which the Company has transactions with during the years ended September 30, 2022, 2023 and 2024:

Name	Relationship
(a) Shuang Wu	The Legal Representative of Jiangsu New Energy
(b) Yan Fang	Non-controlling shareholder of Cenbird E-Motorcycle
(c) Jianhui Ye	Chief Executive Officer and a significant shareholder of the Company
(d) Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.	Yan Fang, a non-controlling shareholder of Cenbird E-motorcycle, whose family member serves as director of Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.
(e) Jiangsu Xinzhongtian Suye Co., Ltd.	Yuxing Liu, the spouse of Yan Fang, serves as the executive of Jiangsu Xinzhongtian Suye Co., Ltd.
(f) Shenzhen Star Asset Management Co., Ltd.	General Partner of Xinyu Star Assets Management No.1 Investing Partnership and Xinyu Star Assets Management No.2 Investing Partnership, which are two significant shareholders of the Company
(g) Shenzhen Star Cycling Network Technology Co., Ltd.	Equity investments with 42% shareholding
(h) Nanjing Mingfeng Technology Co., Ltd.	Equity investments with 30% shareholding
(i) Shandong Xingneng’an New Energy Technology Co., Ltd.	Equity investments with 25% shareholding
(j) Jiangsu Youdi Technology Co., Ltd.	Equity investments with 29% shareholding
(k) Changzhou Huiyu Yidian Venture Capital Co., Ltd.	Equity investments with 10% shareholding
(l) Shanghai Mingli New Energy Technology Co., Ltd.	Equity investments with 40% shareholding

Amounts due from related parties

As of September 30, 2023 and 2024, amounts due from related parties consisted of the following:

	As of September 30,
	2023	2024
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (d)(1)	$3,901,645	$3,726,245
Shandong Xingneng’an New Energy Technology Co., Ltd. (i)(1)&(2)	3,459,129	2,738,913
Shenzhen Star Cycling Network Technology Co., Ltd. (g) (2)	642,804	767,625
Jiangsu Youdi Technology Co., Ltd. (j)(2)	253,478	316,832
Jianhui Ye (c)(3)	155	679
Amounts due from related parties, current	8,257,211	7,550,294
Shanghai Mingli New Energy Technology Co., Ltd. (4)	-	4,132,467
Amounts due from a related party, non-current	$-	$4,132,467

(1)	The balance mainly is prepayments for purchasing battery cells and e-bicycles.

(2)	The balance mainly is loans with annual interest as stated in contracts to associates. The annual interest rates of the loans to Shandong Xingneng’an New Energy Technology Co., Ltd., Shenzhen Star Cycling Network Technology Co., Ltd. and Jiangsu Youdi Technology Co., Ltd. are 4% and 5%, 5%, and 5%, respectively.

(3)	The balance mainly is advances made to the management for the Company’s daily operational purposes.

(4)	The balance is an interest-free loan with a maturity date of September 29, 2026.

Amounts due to related parties

As of September 30, 2023 and 2024, amounts due to related parties consisted of the following:

	As of September 30,
	2023	2024
Shuang Wu (a)(1)&(2)	$474,650	$1,127,877
Jiangsu Xinzhongtian Suye Co., Ltd. (e)(2)& (4)	215,410	418,201
Nanjing Mingfeng Technology Co., Ltd. (h)(3)	71,811	494
Shenzhen Star Asset Management Co., Ltd. (f)(2)	19,891	19,926
Yan Fang (b)(2)	68,451	19,183
Amounts due to related parties	$850,213	$1,585,681

(1)	The balance mainly was the expenses paid by related parties on behalf of the Company for daily operation.

(2)	The balance mainly was interest-free loans from related parties.

(3)	The balance mainly was payable for payment received on behalf of a related party.

(4)	The balance mainly was the payable for purchasing e-bicycles.

Related party transactions

For the years ended September 30, 2022, 2023 and 2024, the Company had the following material related party transactions:

		Year Ended September 30,
Related Parties	Nature	2022	2023	2024
Inventories purchased from related parties
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (d)	Purchase of e-bicycles	$4,029,157	$2,179,826	$1,135,273
Jiangsu Xinzhongtian Suye Co., Ltd. (e)	Purchase of e-bicycles	1,188,752	1,158,391	299,343
Shandong Xingneng’an New Energy Technology Co., Ltd. (i)	Purchase of battery packs	1,498,964	-	106,189
		$6,716,873	$3,338,217	$1,540,805
Loans to related parties
Shandong Xingneng’an New Energy Technology Co., Ltd. (i)	Loan to a related party	$3,051,944	$5,134,618	$2,776,120
Shandong Xingneng’an New Energy Technology Co., Ltd. (i)	Interest receivable from a related party	4,368	123,078	232,891

Shenzhen Star Cycling Network Technology Co., Ltd. (g)	Loan to a related party	915,583	4,253	-
Shenzhen Star Cycling Network Technology Co., Ltd. (g)	Interest receivable from a related party	23,255	25,166	24,566
Nanjing Mingfeng Technology Co.,Ltd. (h)	Interest-free loan to a related party	305,194	-	-
Shanghai Mingli New Energy Technology Co., Ltd. (l)	Loan to a related party	-	-	4,025,374
Jiangsu Youdi Technology Co., Ltd. (j)	Loan to a related party	457,792	3,456	3,655
Jiangsu Youdi Technology Co., Ltd. (j)	Interest-free loan to a related party	296,200	-	-
Jiangsu Youdi Technology Co., Ltd. (j)	Interest receivable from a related party	251	20,827	21,231
		$5,054,587	$5,311,398	$7,083,837
Collection of loans to related parties
Shandong Xingneng’an New Energy Technology Co., Ltd. (i)	Collection of loan to a related party	$-	$6,007,720	$3,738,045
Nanjing Mingfeng Technology Co.,Ltd. (h)	Collection of loan to a related party	534,090	-	-
Shenzhen Star Cycling Network Technology Co., Ltd. (g)	Collection of loan to a related party	-	446,599	-
Jiangsu Youdi Technology Co., Ltd. (j)	Collection of loan to a related party	-	141,896	-
		$534,090	$6,596,215	$3,738,045
Loans from related parties
Shuang Wu (a)	Interest-free loan from a related party	$-	$675,067	$619,746
Jiangsu Xinzhongtian Suye Co., Ltd. (e)	Interest-free loan from a related party	-	-	538,567
Fang Yan (b)	Interest-free loan from a related party	-	69,726	62,713
Xie Huiyan *	Interest-free loan from a related party	504,334	830,108	-
		$504,334	$1,574,901	$1,221,026
Repayment of loans from related parties
Jiangsu Xinzhongtian Suye Co., Ltd. (e)	Repayment of interest-free loans from a related party	$-	$-	$538,567
Shuang Wu (a)	Repayment of interest-free loans from a related party	-	-	249,851
Fang Yan (b)	Repayment of interest-free loans from a related party	45,427	14,266	116,247
Xie Huiyan *	Repayment of interest-free loans from a related party	70,198	75,653	-
		$115,625	$89,919	$904,665
Others
Shuang Wu (a)	Expenses paid for daily operation on behalf of the Company	$-	$142,394	$292,612
Shuang Wu (a)	Reimbursement for expenses paid for daily operation on behalf of the Company	-	99,693	252,578
Nanjing Mingfeng Technology Co., Ltd. (h)	Payment received on behalf of a related party	-	35,846	1,485
Nanjing Mingfeng Technology Co., Ltd. (h)	Transfer of payment received on behalf of a related party	-	26,705	726
		$-	$304,638	$547,401

*	Xie Huiyan, the general manager and non-controlling shareholder of Tianjin Dilang, was no longer deemed as the Company’s related party as Tianjin Dilang was disposed in April 2023.